Condensed financial information of the parent company (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	$ (5,996,609)	$ (5,301,168)	$ (5,380,702)
STOCK COMPENSATION EXPENSE	(4,592,200)	(1,388,501)	(289,000)
(LOSS) INCOME FROM OPERATIONS	(8,814,121)	(3,343,736)	(8,773,267)
OTHER INCOME (EXPENSE), NET
Interest income	2,282	6,051	30,464
Finance expense	(13,201)	(5,137)	(604,498)
TOTAL OTHER EXPENSE, NET	(5,574,409)	(4,056,229)	(2,264,853)
NET LOSS	(14,388,530)	(7,399,965)	(11,038,120)
OTHER COMPREHENSIVE INCOME (LOSS) -
Foreign currency translation (loss) gain	(335,080)	347,097	(499,361)
COMPREHENSIVE LOSS	(14,723,610)	(7,052,868)	(11,537,481)
Parent [Member]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	(1,756,972)	(858,605)	(600,000)
STOCK COMPENSATION EXPENSE	(4,592,200)	(1,388,501)	(289,000)
(LOSS) INCOME FROM OPERATIONS	(6,349,172)	(2,247,106)	(889,000)
OTHER INCOME (EXPENSE), NET
Interest income	84	13
Finance expense	(1,465)	(26)
Equity loss of subsidiaries	(8,037,977)	(5,152,846)	(10,149,120)
TOTAL OTHER EXPENSE, NET	(8,039,358)	(5,152,859)	(10,149,120)
NET LOSS	(14,388,530)	(7,399,965)	(11,038,120)
OTHER COMPREHENSIVE INCOME (LOSS) -
Foreign currency translation (loss) gain	(335,080)	347,097	(499,361)
COMPREHENSIVE LOSS	$ (14,723,610)	$ (7,052,868)	$ (11,537,481)